Financial Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments
Interest rate swaps - Liability Derivatives - Fair Value	$ (11,295)	$ (28,835)
Subtotal - Assets	0	0
Subtotal - Liabilities	11,295	28,835
Derivatives not designated as hedging instruments
Subtotal - Assets	105	1,755
Subtotal - Liabilities	11,204	18,193
Total derivatives - Assets	105	1,755
Total derivatives - Liabilites	22,499	47,028
Current portion of financial instruments - Fair value [Member]
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	6,824	20,421
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	6,314	8,807
Bunker swaps - Asset Derivatives - Fair Value	60	1,755
Bunker swaps - Liability Derivatives - Fair Value	0	0
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	4,471	8,414
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	4,890	9,386
Bunker swaps - Asset Derivatives - Fair Value	45	0
Bunker swaps - Liability Derivatives - Fair Value	$ 0	$ 0